Principal accounting policies (Impact of transition to IFRS 9 on reserves) (Detail) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Impact of transition to IFRS 9 on reserves [line items]
Impact of transition to IFRS 9 on equity	¥ 369,946
Other reserve in other comprehensive income [member]
Impact of transition to IFRS 9 on reserves [line items]
Impact of transition to IFRS 9 on equity	(574,657)
Fair value Reserve (non-recycling) [member]
Impact of transition to IFRS 9 on reserves [line items]
Impact of transition to IFRS 9 on equity	¥ 944,603